NOTE 22: FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Note 19 Financial Instruments And Risk Management
Increase/decrease in monetary assets and liabilities	$ 316,186	$ 12,577
Cash balance	$ 179,153	$ 157,668